Accounts Receivable, Net	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	March 31, 2026	September 30, 2025
Accounts receivable	$5,654,239	$5,960,583
Less: allowance for credit losses	(175,803)	(153,197)
Accounts receivable, net	$5,478,436	$5,807,386

The Company’s accounts receivable primarily includes balances due from customers when the Company’s wheelchair and living aids products have been sold and delivered to customers, the Company’s contracted performance obligations have been satisfied, amount billed and the Company has an unconditional right to payment, which has not been collected as of the balance sheet dates.

For accounts receivable, approximately 36.3%, or $2.0 million of the March 31, 2026 balance have been subsequently collected as of the date of this report.

Allowance for credit losses movement is as follows:

	March 31, 2026	September 30, 2025
Beginning balance	$153,197	$81,734
Additions	17,547	71,791
Foreign currency translation adjustments	5,059	(328)
Ending balance	$175,803	$153,197